Summarised financial information on Harvest Fund Management Co., LTD (Detail) - Harvest Fund Management Co., LTD [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Summarised financial information on Harvest Fund Management Co., LTD [Line Items]
Total net revenues		€ 597	[1]	€ 537	[2]
Net income (loss)		162	[1]	152	[2]
Other comprehensive income		1	[1]	(1)	[2]
Total comprehensive income (loss), net of tax	[3]	163	[1]	150	[2]
Total assets		1,123	[1]	1,448	[2]
Total liabilities		398		853
Noncontrolling interests		45	[1]	24	[2]
Net assets of the equity method investee		€ 681	[4]	€ 571	[5]

[1]	December 2018 numbers are based on 2018 unaudited financials
[2]	December 2017 numbers are based on 2017 audited financials
[3]	The Group received dividends from Harvest Fund Management Co., Ltd. of EUR12million during the reporting period 2018 (2017: EUR7million)
[4]	December 2018 numbers are based on 2018 unaudited financials
[5]	December 2017 numbers are based on 2017 audited financials